Senior Secured Debentures (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Mar. 24, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Debt principal amount
Subscription amount		$ 600,000
Expected volatility rate				79.60%	79.60%
Risk free rate of return				0.45%	1.51%
Expected term				3 years 5 months 9 days	4 years 7 months 2 days
Securities Purchase Agreement [Member] | Warrant [Member]
Fair value warrants	$ 266,773
Stock price	$ 5.99
Dividend yield rate
Expected volatility rate	80.00%
Risk free rate of return	0.50%
Expected term	3 years
Accredited Investors [Member] | Securities Purchase Agreement [Member]
Debt principal amount	$ 750,000
Subscription amount	$ 600,000
Debt, maturity date	Jun. 24, 2021
Debenture Holders [Member] | Securities Purchase Agreement [Member] | IPO [Member]
Sale of stock description	Each debenture holders will receive a warrant to purchase shares of common stock in an amount equal to 50% of the principal amount divided by 80% of the initial public offering price of the Company's common stock.
Warrants exercisable percentage	80.00%
Transaction costs	$ 69,000